Warrants - Additional Information (Detail)									3 Months Ended				6 Months Ended	12 Months Ended
	Apr. 30, 2022 USD ($) Day shares	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 30, 2022 $ / shares shares	Jan. 28, 2022 shares	Dec. 27, 2021 $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 15, 2021 USD ($) shares	Aug. 10, 2021 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) Day shares	Mar. 31, 2022 shares	Jan. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) Day shares	Oct. 31, 2021 USD ($) $ / shares shares	Dec. 27, 2019 $ / shares
Disclosure of Warrants Explanatory [Line Items]
Class of warrants assumed | shares								23,000,000
Class of warrants fair market value per warrant | $						$ 3.57		$ 2.1				$ 3.57		$ 3.57
Class of warrants value assumed | $								$ 48,299,987
Warrant term														5 years
Share price															$ 40.05
Number of warrants exercised during the period | shares							100
Stock issued during the period towards exercise of warrants shares | shares							100
Exercise of warrants | $							$ 1,150							$ 1,438
Warant liabilites | $						$ 82,109,334						$ 82,109,334		82,109,334
Fair value adjustment of warrant liabilites | $														33,809,634
Warrant liability | $	$ 0	$ 0							$ 0		$ 0		$ 0
Warrants and rights outstanding term	5 years
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights			$ 11.5
Class Of Warrant Or Right Number Of Securities Called By Each Warrant Or Right | shares					0.253
Number Of Warrants Exercised | shares			9,678	7,596						9,578	1,982	100
Exercise of warrants (in shares) | shares		1,982		7,596					22,540,651			100	22,540,651
Number Of Warrants Unexercised | shares			449,665
Class Of Warrant Or Right Redemption Price Of Warrants		$ 0.1			$ 0.1						$ 0.1
Peridot Acquisition Corp [Member]
Disclosure of Warrants Explanatory [Line Items]
Class of warrant or right number of warrants assumed in acquisition | shares	0					22,999,894		23,000,000		0
Fair market value of warrants (in dollars per share)								$ 2.1
Warrant liability | $						$ 82,109,334		$ 48,299,987				$ 82,109,334		$ 82,109,334
Public Warrants [Member]
Disclosure of Warrants Explanatory [Line Items]
Class of warrant outstanding | shares						15,000,000						15,000,000		15,000,000
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights								$ 11.5
Redemption price of warrants after maximum stock price trigger (in dollars per share)								0.1
Warrants and rights outstanding threshold trading days | Day	20								20				20
Warrants and rights outstanding threshold consecutive trading days | Day	30								30				30
Class Of Warrant Or Right Redemption Price Of Warrants								$ 0.01
Public Warrants [Member] | Peridot Acquisition Corp [Member]
Disclosure of Warrants Explanatory [Line Items]
Class of warrant or right number of warrants assumed in acquisition | shares								15,000,000
Public Warrants [Member] | Minimum [Member]
Disclosure of Warrants Explanatory [Line Items]
Warrants And Rights Outstanding Stock Price Trigger								$ 10
Public Warrants [Member] | Maximum [Member]
Disclosure of Warrants Explanatory [Line Items]
Warrants And Rights Outstanding Stock Price Trigger								18
Public Warrants [Member] | Redemption Of Warrants When Price Exceeds Ten Dollars Per Share
Disclosure of Warrants Explanatory [Line Items]
Warrant exercise price														$ 11.5
Warrant redemption price														0.01
Share price						$ 10						$ 10		10
Public Warrants [Member] | Redemption Of Warrants When Price Between Ten Dollars to Eighteen Per Share
Disclosure of Warrants Explanatory [Line Items]
Warrant redemption price														0.1
Share price						$ 18						$ 18		$ 18
Threshold trading days														20 days
Threshold consecutive trading days														30 days
Private Placement Warrants [Member]
Disclosure of Warrants Explanatory [Line Items]
Class of warrant outstanding | shares						8,000,000						8,000,000		8,000,000
Period in which warrants are not transferable from closing of business combination														30 days
Private Placement Warrants [Member] | Redemption Of Warrants When Price Between Ten Dollars to Eighteen Per Share
Disclosure of Warrants Explanatory [Line Items]
Warrant exercise price														$ 11.5
Private Placement Warrants [Member] | Redemption Of Warrants When Price Between Ten Dollars to Eighteen Per Share | Bottom of range [member]
Disclosure of Warrants Explanatory [Line Items]
Share price						$ 10						$ 10		10
Private Placement Warrants [Member] | Redemption Of Warrants When Price Between Ten Dollars to Eighteen Per Share | Top of range [member]
Disclosure of Warrants Explanatory [Line Items]
Share price						$ 18						$ 18		$ 18
Private Warrant [Member]
Disclosure of Warrants Explanatory [Line Items]
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights								$ 11.5
Private Warrant [Member] | Peridot Acquisition Corp [Member]
Disclosure of Warrants Explanatory [Line Items]
Class of warrant or right number of warrants assumed in acquisition | shares								8,000,000
Private Warrant [Member] | Minimum [Member]
Disclosure of Warrants Explanatory [Line Items]
Warrants And Rights Outstanding Stock Price Trigger								$ 10
Private Warrant [Member] | Maximum [Member]
Disclosure of Warrants Explanatory [Line Items]
Warrants And Rights Outstanding Stock Price Trigger								$ 18